PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Schedule of changes in projected pension benefit obligations and plan assets of pension plan (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	Rp 9,717	Rp 10,816
Service costs	504	353
Interest costs and interest income from assets	607	696
Cost recognized in the consolidated statement of profit or loss	1,403	1,357
Changes in asset ceiling excluding amount in net interest	84
Actuarial (gain) losses	(1,536)	(2,045)
Benefits paid by employer	(65)	(185)
Pension benefit obligations at end of year	8,509	9,717	Rp 10,816
The company | Additional pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Service costs	37
Cost recognized in the consolidated statement of profit or loss	37
Plan assets		6
Changes in asset ceiling excluding amount in net interest		(6)
Actuarial (gain) losses	7
Pension benefit obligations at end of year	44
The company | Other post-employment benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	300	367	366
Service costs	8	7	4
Interest costs and interest income from assets	17	16	19
Past service cost - plan amendments			58
Cost recognized in the consolidated statement of profit or loss	25	23	81
Actuarial (gain) losses	(14)	(2)	15
Benefits paid by employer	(43)	(88)	(95)
Pension benefit obligations at end of year	268	300	367
The company | Long Service Employee Benefit
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	4	1
Service costs	1	3	53
Cost recognized in the consolidated statement of profit or loss	1	3	53
Actuarial (gain) losses			(52)
Benefits paid by employer	(4)
Pension benefit obligations at end of year	1	4	1
The company | Unfunded | Pension defined benefit plans [member]
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	613	962	1,479
Service costs	24	25	28
Interest costs and interest income from assets	34	49	89
Cost recognized in the consolidated statement of profit or loss	58	74	117
Actuarial (gain) losses	(55)	(82)	(89)
Benefits paid by employer	(94)	(341)	(545)
Pension benefit obligations at end of year	522	613	962
The company and its subsidiaries
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	1,843	2,107	2,535
Service costs	148	289	343
Interest costs and interest income from assets	51	65	108
Past service cost - plan amendments			58
Cost recognized in the consolidated statement of profit or loss	199	354	509
Plan assets		6
Changes in asset ceiling excluding amount in net interest		(6)
Actuarial (gain) losses	(75)	(126)	(1)
Benefits paid by employer	(204)	(492)	(936)
Pension benefit obligations at end of year	1,763	1,843	2,107
The company and its subsidiaries | Obligation under the Labor Law
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	926	777	690
Service costs	78	254	258
Cost recognized in the consolidated statement of profit or loss	78	254	258
Actuarial (gain) losses	(13)	(42)	125
Benefits paid by employer	(63)	(63)	(296)
Pension benefit obligations at end of year	Rp 928	Rp 926	Rp 777